UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number       811-3956
RIVERSOURCE STRATEGY SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474

(Address of principal executive offices)                   (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code:    (612) 671-1947
Date of fiscal year end:    March 31
Date of reporting period:    December 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Equity Value Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.6%)
Honeywell International, Inc.	141,479		$7,521,024
The Boeing Co.	38,896		2,538,353
United Technologies Corp.	133,364		10,498,414

Total			20,557,791

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	91,331	(d)	6,628,804

Airlines (1.2%)
AMR Corp.	143,873	(b)	1,120,771
Delta Air Lines, Inc.	188,452	(b,d)	2,374,495
U.S. Airways Group, Inc.	208,203	(b,d)	2,084,112
United Continental Holdings, Inc.	166,562	(b,d)	3,967,507

Total			9,546,885

Automobiles (1.1%)
Ford Motor Co.	523,076	(b,d)	8,782,446

Biotechnology (1.1%)
Gilead Sciences, Inc.	247,147	(b,d)	8,956,607

Capital Markets (5.4%)
Morgan Stanley	548,120		14,914,345
The Bank of New York Mellon Corp.	172,135		5,198,477
The Goldman Sachs Group, Inc.	133,043		22,372,511

Total			42,485,333

Chemicals (4.6%)
Air Products & Chemicals, Inc.	68,529		6,232,713
EI du Pont de Nemours & Co.	329,079		16,414,461
The Dow Chemical Co.	393,296	(d)	13,427,125

Total			36,074,299

Commercial Banks (0.6%)
Wells Fargo & Co.	143,184		4,437,272

Communications Equipment (0.4%)
Nokia OYJ, ADR	310,354	(c,d)	3,202,853

Computers & Peripherals (0.8%)
Hewlett-Packard Co.	153,547	(d)	6,464,329

Diversified Financial Services (6.9%)
Bank of America Corp.	1,966,147		26,228,401
JPMorgan Chase & Co.	646,911		27,441,964

Total			53,670,365

Issuer	Shares		Value(a)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	396,942		11,662,156
Verizon Communications, Inc.	337,246		12,066,662

Total			23,728,818

Electrical Equipment (1.3%)
ABB Ltd., ADR	238,763	(b,c,d)	5,360,229
Emerson Electric Co.	85,893	(d)	4,910,503

Total			10,270,732

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics Ltd.	74,402		2,633,831

Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	161,612	(d)	9,239,358
Halliburton Co.	304,396		12,428,489
National Oilwell Varco, Inc.	177,485		11,935,866
Schlumberger Ltd.	88,764		7,411,794

Total			41,015,507

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	189,211		6,578,866
Wal-Mart Stores, Inc.	136,120		7,340,952

Total			13,919,818

Health Care Providers & Services (0.5%)
WellPoint, Inc.	70,951	(b,d)	4,034,274

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp. Unit	215,460	(d)	9,934,861

Household Durables (0.1%)
Lennar Corp., Class A	56,093	(d)	1,051,744

Industrial Conglomerates (3.8%)
General Electric Co.	399,561		7,307,971
Siemens AG, ADR	130,394	(c)	16,201,454
Tyco International Ltd.	159,247		6,599,196

Total			30,108,621

Insurance (6.0%)
ACE Ltd.	172,404	(c)	10,732,149
Everest Re Group Ltd.	67,998	(c)	5,767,590
The Travelers Companies, Inc.	121,364		6,761,188
XL Group PLC	1,110,989		24,241,781

Total			47,502,708

IT Services (3.0%)
Accenture PLC, Class A	149,358	(c)	7,242,369
IBM Corp.	56,225		8,251,581
Mastercard, Inc., Class A	34,455		7,721,710

Total			23,215,660

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	98,627	(b)	4,086,117
Life Technologies Corp.	88,905	(b,d)	4,934,228
Thermo Fisher Scientific, Inc.	158,914	(b)	8,797,478

Total			17,817,823

Issuer	Shares		Value(a)
Machinery (6.3%)
Caterpillar, Inc.	147,446		13,809,793
Deere & Co.	72,892	(d)	6,053,681
Eaton Corp.	79,547		8,074,816
Illinois Tool Works, Inc.	222,188	(d)	11,864,839
Ingersoll-Rand PLC	74,961	(c,d)	3,529,913
Parker Hannifin Corp.	73,798		6,368,767

Total			49,701,809

Media (2.1%)
Comcast Corp., Class A	182,603		4,011,788
Time Warner, Inc.	104,171		3,351,181
Viacom, Inc., Class B	227,595		9,015,038

Total			16,378,007

Metals & Mining (2.7%)
Freeport-McMoRan Copper & Gold, Inc.	77,393		9,294,126
Nucor Corp.	72,134	(d)	3,160,912
Rio Tinto PLC, ADR	47,544	(c,d)	3,407,003
Vale SA, ADR	80,637	(c,d)	2,787,621
Xstrata PLC	122,409	(c)	2,873,585

Total			21,523,247

Multiline Retail (2.2%)
Kohl’s Corp.	141,275	(b)	7,676,884
Target Corp.	157,652		9,479,614

Total			17,156,498

Multi-Utilities (1.0%)
Dominion Resources, Inc.	181,675		7,761,156

Oil, Gas & Consumable Fuels (11.2%)
Anadarko Petroleum Corp.	105,817		8,059,023
Apache Corp.	107,546		12,822,710
Chevron Corp.	260,138		23,737,592
ConocoPhillips	136,537		9,298,170
Devon Energy Corp.	58,661	(d)	4,605,475
Exxon Mobil Corp.	360,204		26,338,115
Southwestern Energy Co.	58,468	(b,d)	2,188,457

Total			87,049,542

Pharmaceuticals (5.5%)
Abbott Laboratories	120,383		5,767,550
Bristol-Myers Squibb Co.	360,039	(d)	9,533,833
Merck & Co., Inc.	343,553		12,381,649
Novartis AG, ADR	100,402	(c)	5,918,698
Pfizer, Inc.	553,249		9,687,390

Total			43,289,120

Road & Rail (0.3%)
CSX Corp.	35,660	(d)	2,303,993

Semiconductors & Semiconductor Equipment (2.6%)
Intel Corp.	536,481		11,282,195
LSI Corp.	1,115,829	(b,d)	6,683,816
Microchip Technology, Inc.	78,747	(d)	2,693,935

Total			20,659,946

Issuer	Shares		Value(a)
Software (4.0%)
Microsoft Corp.	506,893		14,152,453
Oracle Corp.	562,230		17,597,799

Total			31,750,252

Specialty Retail (2.2%)
Best Buy Co., Inc.	138,621	(d)	4,753,314
Home Depot, Inc.	218,754		7,669,515
Staples, Inc.	202,004		4,599,631

Total			17,022,460

Tobacco (3.8%)
Lorillard, Inc.	289,561		23,761,376
Philip Morris International, Inc.	102,415		5,994,350

Total			29,755,726

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	698,431	(b,d)	2,954,363

Total Common Stocks (Cost: $629,917,613)			$773,347,500

Money Market Fund (1.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	13,411,799	(e)	$13,411,799

Total Money Market Fund (Cost: $13,411,799)			$13,411,799

Investments of Cash Collateral Received for Securities on Loan (9.1%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Certificates of Deposit (5.3%)
Credit Industrial et Commercial
02-22-11	0.395%	$2,000,000	$2,000,000
Development Bank of Singapore Ltd.
01-25-11	0.310	4,000,000	4,000,000
DZ Bank AG
01-18-11	0.330	4,000,000	4,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01-18-11	0.430	4,000,000	4,000,000
KBC Bank NV
01-20-11	0.450	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
01-06-11	0.330	4,000,000	4,000,000
Natixis
03-07-11	0.440	5,000,000	5,000,000
Norinchukin Bank
02-14-11	0.330	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
01-12-11	0.300	5,000,000	5,000,000
United Overseas Bank Ltd.
01-18-11	0.330	5,000,000	5,000,000

Total			41,000,000

Commercial Paper (0.6%)
Macquarie Bank Ltd.
02-09-11	0.375	4,995,573	4,995,573

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.2%)(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $10,000,333	0.400%	$10,000,000	$10,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $5,000,067	0.160	5,000,000	5,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $1,351,835	0.170	1,351,816	1,351,816
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price $5,000,208	0.500	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price $2,000,058	0.350	2,000,000	2,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price $2,000,050	0.300	2,000,000	2,000,000

Total			25,351,816

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $71,347,389)			$71,347,389

Total Investments in Securities
(Cost: $714,676,801)(g)			$858,106,688

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 8.53% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$320,311
Fannie Mae Pool	874,788
Fannie Mae Principal Strip	10,461
Fannie Mae REMICS	586,397
Federal Farm Credit Bank	545,370
Federal Home Loan Banks	977,074
Federal Home Loan Mortgage Corp	73,306
Federal National Mortgage Association	847,192
FHLMC Structured Pass Through Securities	346,798
Freddie Mac Non Gold Pool	839,719
Freddie Mac Reference REMIC	5,651
Freddie Mac REMICS	515,393
Freddie Mac Strips	151,984
Ginnie Mae I Pool	98,236
Ginnie Mae II Pool	544,541
Government National Mortgage Association	219,090
United States Treasury Inflation Indexed Bonds	30,114
United States Treasury Note/Bond	2,393,049
United States Treasury Strip Coupon	715,272
United States Treasury Strip Principal	105,254

Total market value of collateral securities	$10,200,000

Citigroup Global Markets, Inc. (0.160%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$1,378,852

Total market value of collateral securities	$1,378,852

Mizuho Securities USA, Inc. (0.500%)

Security description	Value (a)

Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Natixis Financial Products, Inc. (0.350%)

Security description	Value (a)

Fannie Mae Interest Strip	$91,781
Fannie Mae Pool	36,232
Fannie Mae REMICS	703,477
Freddie Mac Gold Pool	7,379
Freddie Mac Non Gold Pool	9,492
Freddie Mac REMICS	819,996
Freddie Mac Strips	68,307
Government National Mortgage Association	8,467
United States Treasury Note/Bond	294,929

Total market value of collateral securities	$2,040,060

Nomura Securities (0.300%)

Security description	Value (a)

AEP Texas Central Transition Funding LLC	$1,882
Ally Auto Receivables Trust	15,872
American Express Credit Account Master Trust	4,982
AmeriCredit Automobile Receivables Trust	15,339
Ameriquest Mortgage Securities Inc	128
Asset Securitization Corp	1,428
Atlantic City Electric Transition Funding LLC	5,142
Banc of America Commercial Mortgage Inc	18,480
Bank of America Auto Trust	5,863
Bayview Commercial Asset Trust	4,534
BMW Vehicle Lease Trust	102,700
Capital Auto Receivables Asset Trust	53,094
Capital One Auto Finance Trust	7,647
Capital One Multi-Asset Execution Trust	11,162
CarMax Auto Owner Trust	30,317
CDC Commercial Mortgage Trust	20,702
CenterPoint Energy Transition Bond Co LLC	34,553
Chase Issuance Trust	67,001
Citibank Credit Card Issuance Trust	1,358
Citibank Omni Master Trust	85,495
Citigroup/Deutsche Bank Commercial Mortgage Trust	127,766
CNH Equipment Trust	13,343
Commercial Mortgage Asset Trust	1,392
Commercial Mortgage Pass Through Certificates	17,642
Countrywide Home Loan Mortgage Pass Through Trust	3,272
Credit Suisse First Boston Mortgage Securities Corp	103,976
Discover Card Master Trust	9,073
Entergy Gulf States Reconstruction Funding LLC	34,282
Ford Credit Auto Owner Trust	34,989
GE Capital Commercial Mortgage Corp	96,576
Greenwich Capital Commercial Funding Corp	43,709
GS Mortgage Securities Corp II	45,483
Harley-Davidson Motorcycle Trust	77,725
Impac CMB Trust	2,653
JP Morgan Chase Commercial Mortgage Securities Corp	95,238
JP Morgan Mortgage Trust	8,309
LB-UBS Commercial Mortgage Trust	67,115
Merrill Lynch/Countrywide Commercial Mortgage Trust	13,937
Morgan Stanley Dean Witter Capital I	305
Nissan Auto Lease Trust	13,436
Nissan Auto Receivables Owner Trust	46,469
PG&E Energy Recovery Funding LLC	65,886
SLM Student Loan Trust	283,771
Structured Asset Securities Corp	111,302
Toyota Auto Receivables Owner Trust	3,819
USAA Auto Owner Trust	15,864
Wachovia Auto Loan Owner Trust	3,043
Wachovia Bank Commercial Mortgage Trust	234,406
World Omni Auto Receivables Trust	21,584
World Omni Automobile Lease Securitization Trust	15,956

Total market value of collateral securities	$2,100,000

(g)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $714,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$151,164,000
Unrealized depreciation	(7,734,000)

Net unrealized appreciation	$143,430,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$18,649,662	$2,873,585	$—	$21,523,247
All Other Industries	751,824,253	—	—	751,824,253

Total Equity Securities	770,473,915	2,873,585	—	773,347,500

Other
Affiliated Money Market Fund(c)	13,411,799	—	—	13,411,799
Investments of Cash Collateral Received for Securities on Loan	—	71,347,389	—	71,347,389

Total Other	13,411,799	71,347,389	—	84,759,188

Total	$783,885,714	$74,220,974	$—	$858,106,688

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $1,413,275.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Strategy Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	February 18, 2011